OPERATING LEASES	12 Months Ended
Dec. 31, 2018
Leases, Operating [Abstract]
OPERATING LEASES
OPERATING LEASES

Rental income

The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2018, are as follows:

Year ending December 31,	(in thousands of $)
2019	313,018
2020	298,033
2021	250,742
2022	179,092
2023	161,125
Thereafter	209,844
Total minimum lease revenues	1,411,854

There is no contingent rental income included above.

The cost and accumulated depreciation of vessels (owned and under capital lease) leased to third parties on non-cancelable operating leases at December 31, 2018 and 2017 were as follows:

(in thousands of $)	2018	2017
Cost	2,336,269	2,256,747
Accumulated depreciation	309,135	494,151
Total	2,027,134	1,762,596